FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial liabilities by category (Details) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Amortized cost
Financial liabilities by category
Financial liabilities	$ 422,166,254	$ 404,988,396
Fair value
Financial liabilities by category
Financial liabilities	5,146,003	8,225,508
Trade and other payables | Amortized cost
Financial liabilities by category
Financial liabilities	161,473,722	142,582,166
Trade and other payables | Fair value
Financial liabilities by category
Financial liabilities	5,146,003	8,225,508
Borrowings | Amortized cost
Financial liabilities by category
Financial liabilities	163,083,713	168,310,605
secured notes | Amortized cost
Financial liabilities by category
Financial liabilities	79,722,978	75,213,146
Lease liability | Amortized cost
Financial liabilities by category
Financial liabilities	12,271,838	13,889,223
Consideration for acquisition of assets | Amortized cost
Financial liabilities by category
Financial liabilities	$ 5,614,003	$ 4,993,256